UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Alan Goodson
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-866-839-5205

Date of fiscal year end: 10/31/07

Date of reporting period: 7/31/07

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

Portfolio of Investments

As of July 31, 2007 (unaudited)

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 96.5%
Common Stocks- 96.5%
Capital Goods- 1.1%
371,500	Bradken Limited	$3,214,977

Consumer Discretionary- 8.0%
1,214,500	APN News & Media Corporation Limited	5,938,331
431,000	Billabong International Limited	5,933,365
862,500	TABCORP Holdings Limited	11,923,229

		23,794,925

Consumer Staples- 10.2%
958,000	Foster’s Group Limited	4,795,143
1,126,000	Lion Nathan Limited	8,115,691
796,000	Metcash Limited	3,019,085
619,000	Woolworths Limited	14,343,229

		30,273,148

Energy- 4.6%
370,500	Woodside Petroleum Limited	13,545,579

Financials- 34.2%
882,000	Australia & New Zealand Banking Group Limited	21,258,878
202,000	Australian Stock Exchange Limited	8,386,453
475,500	Bendigo Bank Limited	6,524,088
294,000	Commonwealth Bank of Australia	13,558,568
827,000	QBE Insurance Group Limited	20,995,661
664,000	Suncorp-Metway Limited	10,912,058
909,000	Westpac Banking Corporation Limited	20,208,457

		101,844,163

Health Care Equipment & Services- 1.0%
328,000	Ramsay Health Care Limited	2,989,085

Industrials- 8.0%
1,455,500	Downer EDI Limited	8,666,836
207,250	Leighton Holdings Limited	6,856,109
246,000	Wesfarmers Limited	8,167,586

		23,690,531

Materials- 17.3%
878,000	BHP Billiton Limited	28,115,113
300,500	Rio Tinto Limited	23,549,266

		51,664,379

Property- 4.6%
843,500	Westfield Group Limited	13,646,348

Telecommunication Services- 3.0%
1,729,000	Telecom Corporation of New Zealand Limited	5,955,963
788,500	Telstra Corporation Limited	3,093,531

		9,049,494

Utilities- 4.5%
593,000	AGL Energy Limited	7,808,089
4,789,000	SP Ausnet	5,528,369

		13,336,458

Total Long Term Investments- 96.5% (cost $159,614,830)		287,049,087

Total Investments- 96.5% (cost $159,614,830)		287,049,087
Other Assets in Excess of Liabilities - 3.5%		10,432,249

Net Assets- 100.0%		$297,481,336

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized appreciation as of July 31, 2007 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$159,614,830	$127,513,551	$79,294	$127,434,257

Aberdeen Australia Equity Fund, Inc. 1

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: September 26, 2007

By:	/s/ Alan Goodson
Alan Goodson,
Treasurer of
Aberdeen Australia Equity Fund, Inc.

Date: September 26, 2007